Schedule I	12 Months Ended
Dec. 31, 2024
Schedule I
Schedule I

Appendix I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) of Regulation S-X, of the US Securities and Exchange Commission (SEC) which require condensed financial information as to the financial position, cash flows and results of operations of Ferroglobe PLC, as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplementary information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

Basis of Presentation.

The presentation of Ferroglobe PLC separate condensed financial statements have been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that, in the separate condensed financial statements the investments in subsidiaries are being recorded at historic cost.

SCHEDULE I -  FERROGLOBE PLC (Parent company)

CONDENSED STATEMENT OF FINANCIAL POSITION AS OF DECEMBER 31, 2024 AND 2023

(in USD Thousands)

	2024	2023
ASSETS
Non-current assets
Investment in subsidiaries	649,936	645,088
Property, plant and equipment	338	462
Loans to group companies	3,250	54,959
Total non-current assets	653,524	700,509

Current assets
Trade and other receivables	347	1,443
Trade and other receivables from subsidiaries	26,619	37,932
Other current assets	368	390
Cash and cash equivalents	614	227
Total current assets	27,948	39,992
Total assets	681,472	740,501
EQUITY AND LIABILITIES
Equity
Share capital	1,964	1,964
Other Reserves	(149,321)	(151,742)
Retained earnings	711,258	739,524
Total equity	563,901	589,746

Non-current liabilities
Lease liabilities	286	406
Loans from group companies	61,447	37,999
Other non-current liabilities	—	198
Total non-current liabilities	61,733	38,603
Current liabilities
Debt instruments	10,135	—
Lease liabilities	137	126
Trade and other payables	3,196	2,365
Loans from group companies	10,303	67,903
Trade and other payables to subsidiaries	31,967	41,652
Current income tax liabilities	—	—
Other current liabilities	100	106
Total current liabilities	55,838	112,152
Total equity and liabilities	681,472	740,501

The accompanying notes are an integral part of these Condensed Financial Statements.

SCHEDULE I -  FERROGLOBE PLC (Parent company)

CONDENSED INCOME STATEMENT FOR THE PERIODS ENDING DECEMBER 31, 2024, 2023 and 2022

(in USD Thousands)

	2024	2023	2022

Other operating income	20,905	28,799	41,816
Staff costs	—	—	(5,864)
Other operating expense	(34,512)	(36,221)	(51,864)
Depreciation and amortization	(126)	(123)	(104)
Finance income	889	31,982	4,029
Finance costs	(6,477)	(19,638)	(26,444)
Exchange differences	447	86	(2,005)
Impairment gain	—	429	—
(Loss) profit before tax	(18,874)	5,314	(40,436)
Income tax benefit (expense)	367	115	—
Total (loss) profit for the year	(18,507)	5,429	(40,436)

The accompanying notes are an integral part of these Condensed Financial Statements.

SCHEDULE I - FERROGLOBE PLC (Parent company)

CONDENSED STATEMENT OF CASH FLOWS FOR THE PERIODS ENDING DECEMBER 31 2024, 2023 and 2022

(In USD thousands)

	2024	2023	2022

Cash flows from operating activities:
(Loss) profit for the year	(18,507)	5,429	(40,436)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax (benefit) expense	(367)	(115)	—
Depreciation and amortization	126	123	104
Finance income	(889)	(31,982)	(4,029)
Finance costs	6,477	19,638	26,444
Exchange differences	(447)	(86)	2,005
Impairment (gain) loss	—	(429)	—
Share-based compensation	—	—	5,836
Changes in operating assets and liabilities:
Decrease (Increase) in trade and other receivables	12,536	53,052	7,138
(Decrease) increase in trade and other payables	(14,191)	(13,680)	5,205
Other changes in operating assets and liabilities	(215)	(8,276)	(492)
Income tax received	367	—	—
Net used cash (used) provided by operating activities	(15,110)	23,674	1,775
Cash flows from investing activities:
Other intangible assets	—	—	(522)
Loans to group companies	—	(3,250)	—
Proceeds from loans to group companies	51,709	120,510	—
Net cash provided (used) by investing activities	51,709	117,260	(522)
Cash flows from financing activities:
Dividends paid	(9,758)	—	—
Repayment of debt instruments	—	—	(2,181)
Proceeds from debt instruments	10,255	—	—
Payments for debt issuance cost	(6)	—	—
Payments for lease liabilities	(153)	(149)	(123)
Proceeds from loans from group companies	40,947	6,770	—
Repayments of loans from group companies	(75,089)	(147,882)	—
Payments to acquire own shares	(2,428)	—	—
Net cash used in financing activities	(36,232)	(141,261)	(2,304)
Total net cash flows for the year	367	(327)	(1,051)
Beginning balance of cash and cash equivalents	227	605	1,311
Foreign exchange gain (losses) on cash and cash equivalents	20	(51)	345
Ending balance of cash and cash equivalents	614	227	605

The accompanying notes are an integral part of these Condensed Financial Statements.

SCHEDULE I - FERROGLOBE PLC (Parent company only)

Notes to Condensed Financial Statements

1. Basis for presentation

The presentation of Ferroglobe PLC separate condensed financial statements have been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that, in the separate condensed financial statements the investments in subsidiaries are being recorded at historic cost.

The Parent Company prepared these unconsolidated financial statements in accordance with International Accounting Standards 27, “Separate Financial Statements”, as issued by the International Accounting Standards Board, except that detailed note disclosures have been omitted with the exception of disclosures regarding material contingencies, long-term obligations and guarantees as permitted by Rule 12-04(a) of Regulation S-X.

2. Commitments, long term obligations and contingencies

Commitments and long term obligations

As of December 31, 2024, Ferroglobe PLC only has long-term obligations related to intercompany loans. These main long- term obligations are the following:

-$57.9 million to Ferroglobe Holding Company, LTD related to a revolving credit facility signed on July 27, 2021 and due in November 31, 2026.
-$3.5 million to Ferroglobe USA Metallurgical, Inc related to a Promissory Note signed on October 1, 2020, extended in April 2024 and due on September 15, 2028.
-

Contingencies and guarantees

As of December 31, 2024, Ferroglobe PLC is guarantor of the following material obligations:

●	€34.5 million ($38.3 million) in indebtedness issued by Ferroglobe Spain Metals and Ferroglobe Corporate Services under the agreement with the Sociedad Estatal de Participaciones Industriales (“SEPI”), a Spanish state-owned industrial holding company affiliated with the Ministry of Finance and Administration; and
●	$7 million in connection with the New Markets Tax Credit Program in relation to our Selma, Alabama, plant and due in the event any tax credits under the Program are disallowed or recaptured.

As of December 31, 2024, 2023 and 2022, Ferroglobe PLC has no material contingencies.

3.Dividends from subsidiaries

For the years ending December 31, 2024, 2023 and 2022 Ferroglobe PLC did not receive cash dividends from its subsidiaries.